STOCK-BASED COMPENSATION PLANS Schedule of fair value of share options assumptions used (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.31%	2.03%
Annual dividends per share	$ 0	$ 0
Expected stock price volatility	53.00%	54.00%
Expected option life (in years)	4 years	4 years
Average fair value of options granted (in dollars)	$ 5.26	$ 5.38